Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets are measured at fair value on a recurring basis
Description	Level	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$250,124,562

Description	Level	June 30, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$251,951,489	$250,124,562